Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Machinery and equipment
Significant Accounting Policies
Depreciation Rates over the estimated useful lives of the assets	10.00%
Vehicles
Significant Accounting Policies
Depreciation Rates over the estimated useful lives of the assets	20.00%
Furniture and fixture
Significant Accounting Policies
Depreciation Rates over the estimated useful lives of the assets	10.00%
IT equipment
Significant Accounting Policies
Depreciation Rates over the estimated useful lives of the assets	20.00%
Facilities
Significant Accounting Policies
Depreciation Rates over the estimated useful lives of the assets	10.00%
Leasehold improvements | Minimum
Significant Accounting Policies
Depreciation Rates over the estimated useful lives of the assets	20.00%
Leasehold improvements | Maximum
Significant Accounting Policies
Depreciation Rates over the estimated useful lives of the assets	33.00%